Summary of Costs to Obtain Contract Activity (Details) - USD ($)	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Balance - March 31, 2023	$ 38,462	$ 51,472	$ 54,376	$ 69,737
Commissions Incurred	48,316	31,610	60,777	88,928
Deferred Commissions Recognized	(47,634)	(44,620)	(75,001)	(104,289)
Balance - June 30, 2023	$ 39,144	$ 38,462	$ 40,152	$ 54,376